Stockholders' Equity - Schedule of Outstanding and Exercisable Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Number of Shares	5,873,336
Photomedex, Inc. [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Number of Shares	134,150	150,138	231,941
Weighted Average Exercise Price	$ 85.22	$ 67.99	$ 81.15
Exercisable Number of Shares	109,066
Exercisable Weighted Avg. Exercise Price	$ 84.40
Exercise Price $0 - $37.50 [Member] | Photomedex, Inc. [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Number of Shares	2,168
Weighted Average Remaining Contractual Life (years)	2 years 6 months 14 days
Weighted Average Exercise Price	$ 30.78
Exercisable Number of Shares	2,168
Exercisable Weighted Avg. Exercise Price	$ 30.78
Exercise Price $37.51 - $75.00 [Member] | Photomedex, Inc. [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Number of Shares	57,145
Weighted Average Remaining Contractual Life (years)	5 years 6 months 22 days
Weighted Average Exercise Price	$ 71.32
Exercisable Number of Shares	47,746
Exercisable Weighted Avg. Exercise Price	$ 71.12
Exercise Price $122.51 - up [Member] | Photomedex, Inc. [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Number of Shares	197
Weighted Average Remaining Contractual Life (years)	4 days
Weighted Average Exercise Price	$ 234.06
Exercisable Number of Shares	311
Exercisable Weighted Avg. Exercise Price	$ 256.15
Exercise Price $75.01 - $122.50 [Member] | Photomedex, Inc. [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Number of Shares	74,640
Weighted Average Remaining Contractual Life (years)	5 years 4 months 17 days
Weighted Average Exercise Price	$ 97.05
Exercisable Number of Shares	58,841
Exercisable Weighted Avg. Exercise Price	$ 96.25